Computation of Basic and Diluted Net Income (Loss) Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic net income (loss) attributable to common stockholders:
Net income (loss)	$ (4,169)	$ 2,483	$ 1,427	$ 3,379	$ 2,738
Less: Undistributed earnings allocated to participating securities		908	1,210	1,210	1,210
Less: Allocation of net income to participating preferred shares-basic		537	74	749	537
Net income (loss) attributable to common stockholders-basic	(4,169)	1,038	143	1,420	991
Weighted average shares used to compute basic net income (loss) per share	47,093	33,676	33,744	33,008	32,163
Net income (loss) per share attributable to common stockholders-basic	$ (0.09)	$ 0.03	$ 0.00	$ 0.04	$ 0.03
Diluted net income (loss) attributable to common stockholders:
Net income (loss)	(4,169)	2,483	1,427	3,379	2,738
Less: Undistributed earnings allocated to participating securities		908	1,210	1,210	1,210
Less: Allocation of net income to participating preferred shares-diluted		481	67	664	482
Net income (loss) attributable to common stockholders - diluted	$ (4,169)	$ 1,094	$ 150	$ 1,505	$ 1,046
Weighted average shares used to compute basic net income (loss) per share	47,093	33,676	33,744	33,008	32,163
Effect of potentially dilutive shares:
Stock options		5,890	5,877	6,392	5,626
Warrants		31	31	31	44
Weighted average shares used to compute diluted net income (loss) per share	47,093	39,597	39,652	39,431	37,833
Net income (loss) per share attributable to common stockholders-diluted	$ (0.09)	$ 0.03	$ 0.00	$ 0.04	$ 0.03